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GOOSE HOLLOW TACTICAL ALLOCATION ETF

Ticker Symbol: GHTA

Primary Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

(a series of the Collaborative Investment Series Trust)

Supplement dated May 21, 2024 to the Prospectus,

Statement of Additional Information (“SAI”) and Summary Prospectus dated February 1, 2024.

Effective June 1, 2024, the Prospectus, SAI and Summary Prospectus of Goose Hollow Tactical Allocation ETF (the “Fund”) are hereby revised as described below.

Goose Hollow Tactical Allocation ETF
The fee table and expense example are replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Goose Hollow Tactical Allocation ETF Goose Hollow Tactical Allocation ETF
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.22%	[1]
Total Annual Fund Operating Expenses	1.61%	[2]
[1]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Restated to reflect current expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Goose Hollow Tactical Allocation ETF | Goose Hollow Tactical Allocation ETF | USD ($)	164	508	876	1,911